Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 285,502	$ 240,772	$ 814,842	$ 703,114
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	261,524	221,226	750,381	650,233
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 23,978	$ 19,546	$ 64,461	$ 52,881